THE RBB FUND, INC.

Boston Partners Investment Funds

Boston Partners Emerging Markets Long/Short Fund (the “Fund”)

Institutional Class (BELSX)

Supplement dated September 17, 2018

to the Prospectus dated February 22, 2018

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

1.	On March 29, 2018, the Fund formed a wholly-owned subsidiary, the Boston Partners Emerging Markets Long/Short OffShore Ltd. (the “Subsidiary”), an exempted company with limited liability organized under the laws of the Cayman Islands. Effective immediately, the Fund may invest in the Subsidiary in order to gain exposure to the Indian futures markets.

2.	The following is added to the section entitled “SUMMARY SECTION – BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND – Summary of Principal Investment Strategies” beginning on page 45 of the Prospectus:

The Fund is the sole shareholder of a wholly-owned subsidiary organized under the laws of the Cayman Islands. Generally, the Subsidiary invests primarily in futures contracts traded on Indian stock exchanges. The Fund will invest in its Subsidiary within the limitations of the federal tax law, rules and regulations that apply to “regulated investment companies” (“RICs”) under SubChapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund and its Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of the Subsidiary. Unlike the Fund, the Subsidiary does not, and will not, seek to qualify as a RIC. The Fund is the sole shareholder of its Subsidiary and does not expect shares of its Subsidiary to be offered or sold to other investors.

3.	The following is added to the section entitled “SUMMARY SECTION – BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND – Summary of Principal Risks” beginning on page 47 of the Prospectus:

•	Subsidiary Risks. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

4.	The following is added to the section entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS AND RISKS” beginning on page 58 of the Prospectus:

Subsidiary Risk. The Emerging Markets Long/Short Fund will make investments through a wholly-owned Subsidiary organized under the laws of the Cayman Islands. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved.

The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. The Fund complies with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Subsidiary. The Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of Emerging Markets Long/Short Fund and/or its Subsidiary to operate as described in this Prospectus and in the SAI and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Please retain this Supplement for future reference.

THE RBB FUND, INC.

Boston Partners Investment Funds

Boston Partners Emerging Markets Long/Short Fund (the “Fund”)

Institutional Class (BELSX)

Supplement dated September 17, 2018

to the Statement of Additional Information (“SAI”) dated February 22, 2018

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

1.	On March 29, 2018, the Fund formed a wholly-owned subsidiary, the Boston Partners Emerging Markets Long/Short OffShore Ltd. (the “Subsidiary”), an exempted company with limited liability organized under the laws of the Cayman Islands. Effective immediately, the Fund may invest in the Subsidiary in order to gain exposure to the Indian futures markets.

2.	The following is added to the section entitled “PRINCIPAL INVESTMENT INSTRUMENTS AND POLICIES” beginning on page 1 of the SAI:

Subsidiary Risk. The Emerging Markets Long/Short Fund makes investments through a wholly-owned and controlled subsidiary of the Fund, the Boston Partners Emerging Markets Long/Short OffShore Ltd. (the “Subsidiary”). Investment in the Subsidiary provides the Fund with exposure to Indian futures markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Subsidiary is organized under the laws of the Cayman Islands. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. Although the Fund may enter into these instruments directly, the Fund will likely gain exposure to these derivative instruments indirectly by investing in the Subsidiary. The Fund’s investment in the Subsidiary may vary depending on the types of instruments selected by the Adviser to gain exposure to the Indian futures markets. To the extent that the Fund invests in the Subsidiary, the Fund may be subject to the risks associated with the abovementioned derivative instruments and other securities, which are discussed elsewhere in the Prospectus and this SAI.

While the Subsidiary may be considered similar to an investment company, it is not registered under the 1940 Act and, unless otherwise noted in the Prospectus and this SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Although the Subsidiary is not registered under the 1940 Act, the Adviser complies with provisions of the 1940 Act relating to investment advisory contracts with respect to the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectuses and this SAI and could negatively affect the Fund and its shareholders.

3.	The following is added to the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Adviser” beginning on page 51 of the SAI:

The Adviser also serves as the investment adviser to the Subsidiary, Boston Partners Emerging Markets Long/Short OffShore Ltd., a wholly-owned and controlled subsidiary of the Emerging Markets Long/Short Fund organized under the laws of the Cayman Islands as an exempted company, pursuant to an investment advisory agreement with the Subsidiary. The Adviser does not receive additional compensation for its management of the Subsidiary.

4.	The following is added to the section entitled “TAXES – Taxation of Certain Investments” on page 71 of the SAI:

Any annual net profit of the Subsidiary will be recognized as ordinary income by the Emerging Markets Long/Short Fund, but any annual net loss of the Subsidiary will not be recognized and will not carry forward.

Please retain this Supplement for future reference.